Prepayments	6 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepayments

Note 4 – Prepayments

Prepayments, current, consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Prepayment for live concert productions	$8,848,833	$10,286,550
Prepayment for transportation services	20,676	20,676
Prepayments and advances	$8,869,509	$10,307,226

Prepayments, non-current, consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Prepayment for transportation services	$1,723	$12,061